Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of U.S. Federal Statutory Rate to Effective Tax Rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2023	2022
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	2.1%	2.2%
Research tax credits	34.5%	2.2%
Tax attributes acquired as part of reverse merger	201.1%	—
Other	(1.7)%	(3.0)%
Increase in deferred tax asset valuation allowance	(257.0)%	(22.4)%

Effective income tax rate	0.0%	0.0%

Company's Deferred Tax Assets
The following table provides a summary of net deferred tax assets:

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$73,580	$5,383
Capitalized research and development costs	22,446	4,315
Tax credit carryforwards	16,147	1,120
Lease liabilities	14,063	183
Share-based compensation	6,462	273
Amortization of license fees	3,209	—
Accrued expenses	795	484
Other	59	4

Gross deferred tax assets	136,761	11,762
Valuation allowance	(123,452)	(11,566)

Total deferred tax assets	13,309	196
Deferred tax liabilities:
Right-of-use lease assets	(12,499)	(189)
Depreciation and amortization	(810)	—
Other	—	(7)

Total deferred tax liabilities	(13,309)	(196)

Net deferred tax assets	$—	$—

Changes in Deferred Tax Asset Valuation Allowance	During the years ended December 31, 2023 and 2022, capitalized research and development expenses increased pursuant to Section 174 of the Internal Revenue Code of 1986, as amended (the “Code”). The changes in the valuation allowance for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Valuation allowance as of beginning of year	$11,566	$5,194
Net increases recorded to income tax provision	111,886	6,372

Valuation allowance as of end of year	$123,452	$11,566